Deposits (Schedule Of Interest Expense On Deposits) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deposits [Abstract]
Money market and NOW	$ 615,337	$ 480,613	$ 171,476
Savings	154,573	27,487	25,602
Other time deposits - $100,000 and over	1,898,868	1,464,554	1,608,367
Other time deposits	1,720,916	1,947,684	2,747,654
Interest on deposits, Total	$ 4,389,694	$ 3,920,338	$ 4,553,099